UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2009

Shares	Description (1)	Value

	Common Stocks – 87.5% (67.6% of Total Investments)

	Aerospace & Defense – 6.7%

62,200	Lockheed Martin Corporation	$4,856,576
117,300	Raytheon Company	5,626,881

	Total Aerospace & Defense	10,483,457

	Commercial Banks – 2.5%

155,000	Banco Santander Central S.A.	2,503,250
52,900	Wells Fargo & Company	1,490,722

	Total Commercial Banks	3,993,972

	Commercial Services & Supplies – 4.6%

290,300	Pitney Bowes Inc.	7,213,954

	Containers & Packaging – 2.6%

201,800	Packaging Corp. of America	4,116,720

	Diversified Financial Services – 1.0%

34,200	JPMorgan Chase & Co.	1,498,644

	Diversified Telecommunication Services – 5.2%

105,500	AT&T Inc.	2,849,555
209,000	Frontier Communications Corporation	1,575,860
121,300	Verizon Communications Inc.	3,671,751

	Total Diversified Telecommunication Services	8,097,166

	Electric Utilities – 1.8%

60,400	EDP – Energias de Portugal, S.A., Sponsored ADR,(7)	2,763,391

	Food & Staples Retailing – 1.8%

139,000	Kroger Co.	2,868,960

	Food Products – 1.8%

105,006	Kraft Foods Inc.	2,758,508

	Household Products – 2.0%

52,700	Kimberly-Clark Corporation	3,108,246

	Industrial Conglomerates – 1.8%

175,000	General Electric Company	2,873,500

	Insurance – 12.6%

190,700	Hartford Financial Services Group, Inc.	5,053,550
72,500	Loews Corporation	2,483,125
122,900	MetLife, Inc.	4,678,803
38,800	Reinsurance Group of America Inc.	1,730,480
119,300	Travelers Companies, Inc.	5,873,139

	Total Insurance	19,819,097

	Machinery – 3.9%

75,000	Caterpillar Inc.	3,849,750
75,000	Ingersoll Rand Company Limited, Class A	2,300,250

	Total Machinery	6,150,000

	Media – 2.7%

260,300	Comcast Corporation, Special Class A	4,185,624

	Metals & Mining – 4.2%

136,000	Barrick Gold Corporation	5,154,400
14,700	POSCO, ADR	1,527,918

	Total Metals & Mining	6,682,318

	Oil, Gas & Consumable Fuels – 9.9%

100,500	ConocoPhillips	4,538,580
87,000	Eni S.p.A., Sponsored ADR	4,336,950
28,000	Exxon Mobil Corporation	1,921,080
81,600	Total S.A., Sponsored ADR	4,835,616

	Total Oil, Gas & Consumable Fuels	15,632,226

	Pharmaceuticals – 11.7%

94,500	GlaxoSmithKline PLC, ADR	3,733,695
137,500	Merck & Co. Inc.	4,349,125
224,300	Pfizer Inc.	3,712,165
180,000	Sanofi-Aventis, ADR	6,651,000

	Total Pharmaceuticals	18,445,985

	Road & Rail – 1.7%

46,000	Union Pacific Corporation	2,684,100

	Software – 5.2%

217,500	CA Inc.	4,782,825
132,100	Microsoft Corporation	3,420,069

	Total Software	8,202,894

	Tobacco – 3.8%

19,300	Lorillard Inc.	1,433,990
91,900	Philip Morris International	4,479,206

	Total Tobacco	5,913,196

	Total Common Stocks (cost $132,287,883)	137,491,958

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities – 0.3% (0.2% of Total Investments)

	Commercial Banks – 0.3%

500	Wells Fargo & Company, Convertible Bond	7.500%	A-	$446,500

	Total Convertible Preferred Securities (cost $421,350)			446,500

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 6.2% (4.8% of Total Investments)

	Capital Markets – 0.8%

20,600	Credit Suisse	7.900%	Aa3	$516,030
24,750	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	609,840
5,250	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	122,220

	Total Capital Markets			1,248,090

	Commercial Banks – 1.2%

24,000	Banco Santander Finance	10.500%	A2	649,920
5,000	Barclays Bank PLC	8.125%	BBB+	122,000
25,000	Barclays Bank PLC	6.625%	BBB+	507,500
22,500	PNC Financial Services, Series F	0.340%	A3	624,825

	Total Commercial Banks			1,904,245

	Consumer Finance – 0.4%

5,000	HSBC Finance Corporation	6.360%	BBB	103,600
25,000	HSBC USA Inc.	6.500%	A-	555,000

	Total Consumer Finance			658,600

	Electric Utilities – 1.7%

27,400	Georgia Power Company	6.125%	N/R	672,670
5,000	Gulf Power Company	6.450%	BBB+	489,056
19,100	Mississippi Power Company	5.250%	A3	431,469
25,000	PPL Electric Utilities Corporation	6.250%	BBB	586,720
5,000	Southern California Edison Company	6.125%	Baa2	420,937

	Total Electric Utilities			2,600,852

	Insurance – 1.8%

29,326	Aegon N.V.	6.375%	BBB	489,158
22,800	Arch Capital Group Limited	8.000%	BBB-	558,600
25,000	Endurance Specialty Holdings Limited	7.750%	BBB-	556,000
25,000	MetLife Inc., Series B	6.500%	Baa1	593,250
28,500	Prudential PLC	6.750%	A-	674,880

	Total Insurance			2,871,888

	Multi-Utilities – 0.3%

5,400	Consolidated Edison Company of New York Inc.	5.000%	BBB	477,360

	Thrifts & Mortgage Finance – 0.0%

650	Sovereign Bancorp Inc.	7.300%	BBB+	15,600

	Total $25 Par (or similar) Preferred Securities (cost $10,314,869)			9,776,635

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 31.4% (24.3% of Total Investments) (3)

	Chemicals – 1.1%

$853	Ashland, Inc., Term Loan B	6.650%	5/13/14	BB+	$873,409
901	Rockwood Specialties Group, Inc., Term Loan H	6.000%	7/30/12	Ba2	912,248

1,754	Total Chemicals				1,785,657

	Containers & Packaging – 1.2%

169	Graham Packaging Company, L.P., Term Loan B	2.554%	10/07/11	B+	165,795
1,694	Graham Packaging Company, L.P., Term Loan C	6.750%	4/05/14	B+	1,697,616

1,863	Total Containers & Packaging				1,863,411

	Diversified Telecommunication Services – 1.2%

333	Intelsat, Tranche B, Term Loan A	2.753%	1/03/14	BB-	317,114
332	Intelsat, Tranche B, Term Loan B	2.753%	1/03/14	BB-	317,017
332	Intelsat, Tranche B, Term Loan C	2.753%	1/03/14	BB-	317,017
948	MetroPCS Wireless, Inc., Term Loan	2.661%	11/03/13	Ba2	906,949

1,945	Total Diversified Telecommunication Services				1,858,097

	Electric Utilities – 2.2%

1,702	Dynegy Holdings, Inc., Delayed Term Loan	4.000%	4/02/13	Ba2	1,643,086
292	Dynegy Holdings, Inc., Term Loan	4.000%	4/02/13	Ba2	281,789
1,960	TXU Corporation, Term Loan B2	3.754%	10/10/14	B+	1,556,730

3,954	Total Electric Utilities				3,481,605

	Electrical Equipment – 0.9%

1,383	Sensus Metering Systems, Inc., Term Loan B1	7.000%	6/03/13	BB	1,387,793

	Health Care Equipment & Supplies – 1.8%

1,990	Biomet, Inc., Term Loan	3.282%	3/25/15	BB-	1,922,483
995	Renal Advantage, Inc., Term Loan	2.790%	10/06/12	N/R	947,312

2,985	Total Health Care Equipment & Supplies				2,869,795

	Health Care Providers & Services – 4.7%

97	Community Health Systems, Inc., Delayed Term Loan	2.496%	7/25/14	BB	91,424
1,903	Community Health Systems, Inc., Term Loan	2.611%	7/25/14	BB	1,792,076
2,882	HCA, Inc., Term Loan, DD1	2.533%	11/18/13	BB	2,724,445
458	IASIS Healthcare LLC, Delayed Term Loan	2.246%	3/14/14	Ba2	433,128
124	IASIS Healthcare LLC, Letter of Credit	0.146%	3/14/14	Ba2	116,963
1,324	IASIS Healthcare LLC, Term Loan	2.246%	3/14/14	Ba2	1,251,575
963	Quintiles Transnational Corporation, Term Loan B	2.283%	3/29/13	BB	915,657

7,751	Total Health Care Providers & Services				7,325,268

	Hotels, Restaurants & Leisure – 3.5%

1,930	24 Hour Fitness Worldwide, Inc., Term Loan B	2.921%	6/08/12	Ba3	1,775,600
727	CBRL Group, Inc., Term Loan B1	1.974%	4/27/13	BB-	704,464
27	CBRL Group, Inc., Term Loan B2	1.954%	4/26/13	BB-	26,630
89	Travelport LLC, Letter of Credit	2.783%	8/23/13	Ba2	83,274
445	Travelport LLC, Term Loan	2.759%	8/23/13	Ba2	415,019
593	Venetian Casino Resort LLC, Delayed Term Loan	2.040%	5/23/14	B-	496,737
2,346	Venetian Casino Resort LLC, Term Loan	2.040%	5/23/14	B-	1,966,828

6,157	Total Hotels, Restaurants & Leisure				5,468,552

	Insurance – 0.3%

651	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	514,258

	IT Services – 2.3%

1,960	First Data Corporation, Term Loan B1	2.999%	9/24/14	B+	1,694,855
2,001	SunGard Data Systems, Inc., Term Loan B	2.004%	2/28/14	BB	1,886,057

3,961	Total IT Services				3,580,912

	Machinery – 0.6%

990	Manitowoc Company, Term Loan	7.500%	11/06/14	BB	949,175

	Media – 6.2%

1,965	CanWest Mediaworks LP, Term Loan	4.250%	7/10/15	Caa3	1,075,837
2,162	Charter Communications Operating Holdings LLC, Term Loan, (5)	6.250%	3/06/14	Ba2	2,070,086
1,903	Idearc, Inc., Term Loan, (5), (6)	4.250%	11/17/14	D	815,526
1,500	Mediacom Broadband LLC, Tranche D Term Loan	5.500%	3/31/17	BB-	1,506,095
963	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.500%	4/08/12	N/R	549,185
295	Nielsen Finance LLC, Term Loan A	2.249%	8/09/13	Ba3	276,143
614	Nielsen Finance LLC, Term Loan B	3.999%	5/02/16	Ba3	581,423
1,975	Tribune Company, Term Loan B, (5), (6)	5.250%	6/04/14	Ca	993,056
341	Tribune Company, Term Loan X, (5), (6)	5.000%	6/04/09	Ca	168,391
2,000	Univision Communications, Inc., Term Loan	2.533%	9/29/14	B2	1,698,750

13,718	Total Media				9,734,492

	Metals & Mining – 1.4%

1,004	Amsted Industries, Inc., Delayed Term Loan	2.480%	4/05/13	BB	945,226
1,383	Amsted Industries, Inc., Term Loan	2.484%	4/05/13	BB	1,302,085

2,387	Total Metals & Mining				2,247,311

	Pharmaceuticals – 1.3%

2,128	Mylan Laboratories, Inc., Term Loan	3.550%	10/02/14	BB+	2,077,008

	Real Estate Management & Development – 0.6%

1,184	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B-	871,452

	Road & Rail – 1.0%

1,764	Swift Transportation Company, Inc., Term Loan	3.563%	5/10/14	B-	1,612,178

	Trading Companies & Distributors – 1.1%

902	Ashtead Group Public Limited Company, Term Loan	2.063%	8/31/11	BB+	856,900
192	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.287%	1/20/14	B+	183,744
786	Brenntag Holdings GmbH & Co. KG, Facility B2	2.253%	1/20/14	B+	752,546

1,880	Total Trading Companies & Distributors				1,793,190

$56,455	Total Variable Rate Senior Loan Interests (cost $55,684,207)				49,420,154

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 0.5% (0.3% of Total Investments)

	Commercial Banks – 0.2%

250	Wells Fargo & Company, Series K	7.980%	9/15/99	A-	$228,750

	Diversified Financial Services – 0.3%

500	JP Morgan Chase & Company	7.900%	4/30/49	A2	481,549

	Total Capital Preferred Securities (cost $687,532)				710,299

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 3.6% (2.8% of Total Investments)

	U.S. Government and Agency Obligations – 1.0%

$1,600	U.S. Treasury Notes	3.125%	11/30/09	AAA	$1,608,251

	Repurchase Agreements – 2.6%

4,108	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $4,108,361, collateralized by $4,065,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $4,192,031	0.010%	10/01/09	N/A	4,108,360

	Total Short-Term Investments (cost $5,715,818)				5,716,611

	Total Investments (cost $205,111,659) – 129.5%				203,562,157

	Borrowings – (28.2)% (8), (9)				(44,350,000)

	Other Assets Less Liabilities – (1.3)%				(2,069,859)

	Net Assets Applicable to Common Shares – 100%				$157,142,298

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$134,728,567	$2,763,391	$–	$137,491,958
Preferred Securities**	8,726,422	2,207,012	–	10,933,434
Variable Rate Senior Loan Interests	–	49,420,154	–	49,420,154
Short-Term Investments	5,716,611	–	–	5,716,611

Total	$149,171,600	$54,390,557	$–	$203,562,157

*	Refer to the fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments was $207,629,170.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$23,194,473
Depreciation	(27,261,486)

Net unrealized appreciation (depreciation) of investments	$(4,067,013)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	At or subsequent to September 30, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(8)	Borrowings as a percentage of Total Investments is 21.8%.

(9)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $123,435,066 have been pledged as collateral for Borrowings.

N/A	Not applicable.

N/R	Not rated.

ADR	American Depositary Receipt.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009